UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02278_

 Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item I.	Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	S E M I – A N N U A L R E P O R T
	220 East 42nd Street	J u n e 3 0 , 2 0 0 9
New York, NY 10017-5891

DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP	Value Line Premier Growth Fund, Inc.
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00067207

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier

To Our Shareholders:

Enclosed is your semi-annual report for the period ended June 30, 2009. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Premier Growth Fund, Inc. (The “Fund”) began a recovery in the first half of 2009. For the six months ending June 30th, the Fund generated a total return of 8.87%. That was well ahead of the total return of 3.16% posted by the benchmark index, the Standard & Poor’s 500.(1)

The leading mutual fund advisory services continue to rate your Fund favorably. Lipper Inc. awards its top Lipper Leader ranking to the Fund for Total Return over multiple time periods. Morningstar(2) rates the Fund Above Average for performance and Below Average for risk exposure, a combination that we always seek to achieve.

In this difficult market, we have maintained the disciplined investment strategy that has served the Premier Growth Fund well. First, the Fund seeks companies that have demonstrated superior earnings growth and stock price growth over a five- to ten-year period. Second, we limit trading costs by sticking with these proven winners for as long as merited by their performance. Third, however, we will not hesitate to sell when a leader transforms into a laggard, prompting the replacement of the issue in the portfolio with a company that shows superior operating momentum and stock price momentum. Annual portfolio turnover has averaged a moderate 36% over the past five years.

The Fund is well diversified, with over 300 stockholdings across a wide variety of industries. We invest in companies of all sizes, and the stock portfolio allocation is currently about 30% large-capitalization issues, 45% mid-cap, and 25% small-cap.

As always, your confidence in The Value Line Funds is appreciated. We continue to welcome the opportunity to serve your long-term investment goals.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

July 29, 2009

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, It is not possible to directly invest in this index.

(2)
For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar-Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. (Each share class is counted as a fraction of one fund within the scale and rated separately, which may cause slight variations in the distribution percentages.) The top 10% of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1star. The Overall Morningstar Rating is a weighted average of the fund’s three-, five-, and 10-year (if applicable).

Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders

Economic Observations

The deep and prolonged recession, which commenced during the latter part of 2007, had produced declines of 6.3% and 5.5% in the U.S. gross domestic product in the fourth quarter of 2008 and the first quarter of this year, respectively. Our sense is that following a more limited business setback in the second quarter, GDP will edge back into positive territory, with a gain of perhaps 1%, or so, in the July-through-September period. GDP should then move gingerly up the ladder with a possible increase of 1%-2% over the final three months of this year. It is worth noting that prospective rates of GDP growth would be well below the historical norms of 3 - 4%. There is just too much aggregate weakness in certain core sectors, notably housing and employment, for more significant rates of improvement, in our opinion.

The recession was traceable to several events, beginning with some sharp declines in housing construction, home sales, and real estate prices. We also experienced a large reduction in credit availability, a high level of bank failures, increasing foreclosure rates, surging unemployment, slumping retail activity, and weak manufacturing. Unfortunately, some of these problems are likely to linger through at least the next 12 to 18 months—most notably the decline in home prices and the increase in unemployment. Such ongoing difficulties underscore why we expect below-trend rates of economic growth of 2%, or so, though 2010. Encouragingly, though, the majority of economic indicators are now either stabilizing or improving modestly. It is much the same overseas, where severe business declines have been seen across Europe and Asia. Those setbacks, which generally got under way several months after our own reversal commenced, should run their course by late this year or during the initial months of 2010. Following this initially tepid business recovery we would expect enough brightening in both the housing and the employment pictures to underpin a far more definitive global economic recovery in 2011.

Meantime, inflation, which had moved higher in this country last year, following dramatic increases in oil, food, and commodity prices, has moderated noticeably in more recent months, thanks to selective declines in key pricing categories. However, pricing remains quite volatile, with the sharp up and down swings in oil being illustrative. Overall, we do not think prices will escalate as sharply in the months to come, but we do think that some upward pricing pressure probably will accompany any sustained expansion in economic strength over the next several years. The Federal Reserve, which senses that the recession may well be ending, is unlikely to start raising interest rates for another several quarters. The risks to the sustainability of the nascent economic up cycle would seem too great at this point for the Fed to consider tightening the credit reins.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principle value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit vlfunds.com for most recent month-end performance.

Value Line Premier Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/09	Ending account value 6/30/09	Expenses paid during period 1/1/09 thru 6/30/09*
Actual	$1,000.00	$1,088.68	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at June 30, 2009 (unaudited)

Ten Largest Common Stock Holdings

Issue	Shares	Value	Percentage of Net Assets
Intuitive Surgical, Inc.	20,000	$3,273,200	1.1%
Express Scripts, Inc.	40,000	$2,750,000	0.9%
Southwestern Energy Co.	70,000	$2,719,500	0.9%
Henry Schein, Inc.	56,000	$2,685,200	0.9%
Petroleo Brasileiro S.A.	64,000	$2,622,720	0.9%
Range Resources Corp.	61,000	$2,526,010	0.8%
Alexion Pharmaceuticals, Inc.	56,000	$2,302,720	0.8%
URS Corp.	43,369	$2,147,633	0.7%
Praxair, Inc.	30,000	$2,132,100	0.7%
Tenaris S.A.	77,500	$2,095,600	0.7%

Asset Allocation – Percentage of Total Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (91.8%)

	AEROSPACE/DEFENSE (3.2%)
12,000	Alliant Techsystems, Inc. *	$988,320
36,000	BE Aerospace, Inc. *	516,960
20,000	Esterline Technologies Corp. *	541,400
17,400	Goodrich Corp.	869,478
12,500	L-3 Communications Holdings, Inc.	867,250
11,000	Lockheed Martin Corp.	887,150
15,000	Northrop Grumman Corp.	685,200
44,000	Orbital Sciences Corp. *	667,480
23,800	Precision Castparts Corp.	1,738,114
18,400	Raytheon Co.	817,512
27,000	Teledyne Technologies, Inc. *	884,250
		9,463,114

	AIR TRANSPORT (0.4%)
88,500	Lan Airlines S.A. ADR	1,064,655

	APPAREL (1.0%)
46,000	Guess?, Inc.	1,185,880
30,000	Phillips-Van Heusen Corp.	860,700
26,500	Warnaco Group, Inc. (The) *	858,600
		2,905,180

	AUTO & TRUCK (0.2%)
14,000	Navistar International Corp. *	610,400

	AUTO PARTS (1.0%)
13,000	Autoliv, Inc.	374,010
32,000	BorgWarner, Inc.	1,092,800
12,600	Eaton Corp.	562,086
56,000	LKQ Corp. *	921,200
		2,950,096

	BANK (0.5%)
25,000	Bank of Hawaii Corp.	895,750
30,000	Wells Fargo & Co.	727,800
		1,623,550

	BANK - CANADIAN (0.9%)
13,300	Bank of Montreal	560,595
22,100	Bank of Nova Scotia	828,750
8,200	Canadian Imperial Bank of Commerce	410,574

Shares		Value

14,400	Royal Bank of Canada	$588,240
7,400	Toronto-Dominion Bank (The)	382,654
		2,770,813
	BANK - FOREIGN (1.7%)
69,909	Banco Bilbao Vizcaya Argentaria, S.A. ADR	878,057
60,000	Banco Santander Central Hispano S.A. ADR	726,000
5,500	Banco Santander Chile S.A. ADR	256,795
35,000	Bancolombia S.A. ADR	1,067,500
16,000	ICICI Bank Ltd. ADR	472,000
101,251	Itau Unibanco Banco Multiplo S.A. ADR	1,602,803
		5,003,155

	BANK - MIDWEST (0.5%)
8,808	Commerce Bancshares, Inc.	280,359
17,900	Northern Trust Corp.	960,872
20,000	U.S. Bancorp	358,400
		1,599,631

	BEVERAGE - ALCOHOLIC (0.3%)
20,000	Molson Coors Brewing Co. Class B	846,600

	BEVERAGE - SOFT DRINK (1.2%)
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	674,016
29,000	Companhia de Bebidas das Americas ADR	1,880,070
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	644,800
8,000	Hansen Natural Corp. *	246,560
		3,445,446

	BIOTECHNOLOGY (0.5%)
18,000	Myriad Genetics, Inc. *	641,700
12,000	Techne Corp.	765,720
2,800	United Therapeutics Corp. *	233,324
		1,640,744

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2009

Shares		Value

	BUILDING MATERIALS (0.6%)
8,800	Ameron International Corp.	$589,952
24,000	Fluor Corp.	1,230,960
		1,820,912

	CABLE TV (0.4%)
17,000	DIRECTV Group, Inc. (The)*	420,070
46,000	Shaw Communications, Inc. Class B	775,560
		1,195,630

	CANADIAN ENERGY (0.7%)
38,000	Suncor Energy, Inc.	1,152,920
17,000	Talisman Energy, Inc.	242,930
26,000	TransCanada Corp.	699,660
		2,095,510

	CHEMICAL - BASIC (0.8%)
21,000	Agrium, Inc.	837,690
28,000	Celanese Corp. Series A	665,000
22,000	FMC Corp.	1,040,600
		2,543,290

	CHEMICAL - DIVERSIFIED (1.0%)
15,000	Air Products & Chemicals, Inc.	968,850
44,000	Albemarle Corp.	1,125,080
16,000	Bayer AG ADR	857,600
		2,951,530

	CHEMICAL - SPECIALTY (3.0%)
29,000	Airgas, Inc.	1,175,370
26,000	Ecolab, Inc.	1,013,740
17,000	Mosaic Co. (The)	753,100
9,000	NewMarket Corp.	605,970
30,000	Praxair, Inc.	2,132,100
16,000	Sherwin-Williams Co. (The)	860,000
30,000	Sigma-Aldrich Corp.	1,486,800
18,800	Syngenta AG ADR	874,576
		8,901,656

	COMPUTER & PERIPHERALS (0.6%)
37,200	MICROS Systems, Inc. *	941,904
20,000	Synaptics, Inc. *	773,000
		1,714,904

Shares		Value

	COMPUTER SOFTWARE & SERVICES (2.1%)
60,000	ANSYS, Inc. *	$1,869,600
60,000	Cognizant Technology Solutions Corp. Class A *	1,602,000
30,000	Concur Technologies, Inc. *	932,400
14,400	Infosys Technologies Ltd. ADR	529,632
16,000	Omniture, Inc. *	200,960
15,000	Pegasystems, Inc.	395,700
27,000	Sybase, Inc. *	846,180
		6,376,472

	DIVERSIFIED COMPANIES (2.6%)
85,000	ABB Ltd. ADR	1,341,300
24,300	Acuity Brands, Inc.	681,615
33,000	AMETEK, Inc.	1,141,140
35,600	Barnes Group, Inc.	423,284
18,300	Brink’s Co. (The)	531,249
16,000	Danaher Corp.	987,840
6,000	GeoEye, Inc. *	141,360
17,200	ITT Corp.	765,400
17,000	United Technologies Corp.	883,320
13,700	Valmont Industries, Inc.	987,496
		7,884,004

	DRUG (4.1%)
56,000	Alexion Pharmaceuticals, Inc. *	2,302,720
17,200	Allergan, Inc.	818,376
21,000	Auxilium Pharmaceuticals, Inc. *	658,980
27,060	Celgene Corp. *	1,294,550
18,400	Covance, Inc. *	905,280
42,000	Gilead Sciences, Inc. *	1,967,280
32,500	Immucor, Inc. *	447,200
17,800	Novo Nordisk A/S ADR	969,388
32,000	Perrigo Co.	888,960
32,000	Pharmaceutical Product Development, Inc.	743,040
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,134,820
		12,130,594

	E-COMMERCE (1.1%)
60,000	Ariba, Inc. *	590,400
19,600	Ctrip.com International Ltd. ADR *	907,480
40,000	Informatica Corp. *	687,600

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

30,000	Salesforce.com, Inc. *	$1,145,100
		3,330,580

	EDUCATIONAL SERVICES (1.4%)
20,400	Blackboard, Inc. *	588,744
11,400	DeVry, Inc.	570,456
15,500	ITT Educational Services, Inc. *	1,560,230
6,700	Strayer Education, Inc.	1,461,337
		4,180,767

	ELECTRICAL EQUIPMENT (1.4%)
23,200	Cooper Industries Ltd. Class A	720,360
8,000	EnerSys *	145,520
27,000	General Cable Corp. *	1,014,660
21,500	Thomas & Betts Corp. *	620,490
30,000	Trimble Navigation Ltd. *	588,900
12,600	W.W. Grainger, Inc.	1,031,688
		4,121,618

	ELECTRICAL UTILITY - CENTRAL (0.8%)
13,000	Entergy Corp.	1,007,760
20,000	ITC Holdings Corp.	907,200
13,400	Wisconsin Energy Corp.	545,514
		2,460,474

	ELECTRICAL UTILITY - EAST (0.8%)
17,000	FirstEnergy Corp.	658,750
24,000	Public Service Enterprise Group, Inc.	783,120
27,000	Southern Co.	841,320
		2,283,190

	ELECTRICAL UTILITY - WEST (0.4%)
15,000	MDU Resources Group, Inc.	284,550
18,500	Sempra Energy	918,155
		1,202,705

	ELECTRONICS (0.8%)
40,800	Amphenol Corp. Class A	1,290,912
27,550	Diodes, Inc. *	430,882
31,000	MEMC Electronic Materials, Inc. *	552,110
		2,273,904

Shares		Value

	ENTERTAINMENT (0.1%)
15,100	Central European Media Enterprises Ltd. Class A *	$297,319

	ENTERTAINMENT TECHNOLOGY (0.4%)
46,000	Activision Blizzard, Inc. *	580,980
13,000	Dolby Laboratories, Inc. Class A *	484,640
		1,065,620

	ENVIRONMENTAL (1.1%)
37,500	Republic Services, Inc.	915,375
36,600	Stericycle, Inc. *	1,885,998
17,800	Waste Connections, Inc. *	461,198
		3,262,571

	FINANCIAL SERVICES - DIVERSIFIED (3.4%)
12,000	Affiliated Managers Group, Inc.*	698,280
10,700	BlackRock, Inc.	1,876,994
12,000	Credicorp Ltd.	698,400
5,000	Credit Suisse Group ADR	228,650
34,000	Eaton Vance Corp.	909,500
15,961	Fidelity National Information Services, Inc.	318,582
9,000	Franklin Resources, Inc.	648,090
9,000	Global Payments, Inc.	337,140
18,300	HDFC Bank Ltd. ADR	1,887,279
9,300	MasterCard, Inc. Class A	1,555,983
24,000	T. Rowe Price Group, Inc.	1,000,080
		10,158,978

	FOOD PROCESSING (1.1%)
56,250	Flowers Foods, Inc.	1,228,500
20,000	Hormel Foods Corp.	690,800
17,000	Brasil Foods S.A. ADR *	649,060
22,000	TreeHouse Foods, Inc. *	632,940
		3,201,300

	FOOD WHOLESALERS (0.6%)
30,000	Green Mountain Coffee Roasters, Inc. *	1,773,600

	FOREIGN ELECTRONICS (0.2%)
21,000	Canon, Inc. ADR	683,130

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2009

Shares		Value

	FOREIGN TELECOMMUNICATIONS (0.6%)
12,601	Brasil Telecom Participacoes S.A. ADR	$483,878
11,700	Telefonica S.A. ADR	794,313
34,000	Telefonos de Mexico S.A. de C.V. ADR	551,140
		1,829,331

	GROCERY (0.3%)
32,000	Ruddick Corp.	749,760

	HEALTH CARE INFORMATION SYSTEMS (0.4%)
11,000	Cerner Corp. *	685,190
12,000	HMS Holdings Corp. *	488,640
		1,173,830

	HOME APPLIANCES (0.3%)
33,000	Toro Co. (The)	986,700

	HOTEL/GAMING (1.0%)
18,000	Bally Technologies, Inc. *	538,560
52,000	Penn National Gaming, Inc. *	1,513,720
5,000	Vail Resorts, Inc. *	134,100
29,000	WMS Industries, Inc. *	913,790
		3,100,170

	HOUSEHOLD PRODUCTS (0.7%)
24,200	Church & Dwight Co., Inc.	1,314,302
35,000	Tupperware Brands Corp.	910,700
		2,225,002

	HUMAN RESOURCES (0.3%)
25,300	Watson Wyatt Worldwide, Inc. Class A	949,509

	INDUSTRIAL SERVICES (3.8%)
20,000	Aecom Technology Corp. *	640,000
18,300	Brink’s Home Security Holdings, Inc. *	518,073
30,000	C.H. Robinson Worldwide, Inc.	1,564,500
43,000	Corrections Corp. of America *	730,570
40,000	EMCOR Group, Inc. *	804,800
29,000	FTI Consulting, Inc. *	1,470,880
42,000	Geo Group, Inc. (The) *	780,360
34,500	Iron Mountain, Inc. *	991,875
36,000	Quanta Services, Inc. *	832,680

Shares		Value

21,000	Rollins, Inc.	$363,510
20,000	Stanley, Inc. *	657,600
43,369	URS Corp. *	2,147,633
		11,502,481

	INFORMATION SERVICES (1.5%)
19,000	Alliance Data Systems Corp. *	782,610
14,000	Dun & Bradstreet Corp. (The)	1,136,940
11,000	FactSet Research Systems, Inc.	548,570
22,600	IHS, Inc. Class A *	1,127,062
63,000	Nuance Communications, Inc. *	761,670
		4,356,852

	INSURANCE - LIFE (0.6%)
20,600	AFLAC, Inc.	640,454
20,000	Manulife Financial Corp.	347,000
18,212	MetLife, Inc.	546,542
2,264	Reinsurance Group of America, Inc.	79,036
6,000	Torchmark Corp.	222,240
		1,835,272

	INSURANCE - PROPERTY & CASUALTY (0.7%)
30,000	American Financial Group, Inc.	647,400
15,000	Arch Capital Group Ltd. *	878,700
24,100	Sun Life Financial, Inc.	648,772
		2,174,872
	INTERNET (1.4%)
13,500	Amazon.com, Inc. *	1,129,410
34,000	Atheros Communications, Inc. *	654,160
35,000	CyberSource Corp. *	535,500
3,000	Google, Inc. Class A *	1,264,770
6,000	Priceline.com, Inc. *	669,300
		4,253,140

	MACHINERY (4.2%)
28,400	Bucyrus International, Inc.	811,104
14,000	Caterpillar, Inc.	462,560
23,300	Curtiss-Wright Corp.	692,709
19,200	Deere & Co.	767,040
18,000	Flowserve Corp.	1,256,580
42,600	Foster Wheeler AG *	1,011,750
23,200	Gardner Denver, Inc. *	583,944
28,125	Graco, Inc.	619,313

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

29,850	IDEX Corp.	$733,414
21,000	Kaydon Corp.	683,760
31,500	Lennox International, Inc.	1,011,465
15,600	MSC Industrial Direct Co., Inc. Class A	553,488
6,000	Regal-Beloit Corp.	238,320
34,000	Robbins & Myers, Inc.	654,500
26,000	Roper Industries, Inc.	1,178,060
21,000	Snap-on, Inc.	603,540
16,000	Wabtec Corp.	514,720
		12,376,267

	MARITIME (0.4%)
34,000	Kirby Corp. *	1,080,860

	MEDICAL SERVICES (0.9%)
23,000	Amedisys, Inc. *	759,460
20,900	Fresenius Medical Care AG & Co. KGaA ADR	940,500
13,200	Laboratory Corporation of America Holdings *	894,828
		2,594,788

	MEDICAL SUPPLIES (6.4%)
9,000	Baxter International, Inc.	476,640
14,500	Becton, Dickinson & Co.	1,033,995
11,000	Bio-Rad Laboratories, Inc. Class A *	830,280
17,500	Charles River Laboratories International, Inc. *	590,625
19,400	Covidien PLC	726,336
23,000	DENTSPLY International, Inc.	701,960
13,000	Edwards Lifesciences Corp. *	884,390
12,600	Haemonetics Corp. *	718,200
56,000	Henry Schein, Inc. *	2,685,200
24,000	IDEXX Laboratories, Inc. *	1,108,800
51,200	Illumina, Inc. *	1,993,728
20,000	Intuitive Surgical, Inc. *	3,273,200
8,000	Life Technologies Corp. *	333,760
20,000	Masimo Corp. *	482,200
28,000	NuVasive, Inc. *	1,248,800
27,000	Owens & Minor, Inc.	1,183,140
6,000	Palomar Medical Technologies, Inc. *	87,960
22,400	West Pharmaceutical Services, Inc.	780,640
		19,139,854

Shares		Value

	METALS & MINING DIVERSIFIED (0.2%)
18,000	Allegheny Technologies, Inc.	$628,740

	METALS FABRICATING (0.2%)
26,000	Harsco Corp.	735,800

	NATURAL GAS - DISTRIBUTION (1.1%)
18,000	AGL Resources, Inc.	572,400
15,800	BG Group PLC ADR	1,332,730
33,600	Southern Union Co.	617,904
31,000	UGI Corp.	790,190
		3,313,224

	NATURAL GAS - DIVERSIFIED (2.1%)
16,000	Energen Corp.	638,400
8,600	EOG Resources, Inc.	584,112
20,000	EQT Corp.	698,200
24,000	Penn Virginia Corp.	392,880
20,000	Questar Corp.	621,200
70,000	Southwestern Energy Co. *	2,719,500
17,470	XTO Energy, Inc.	666,306
		6,320,598

	OILFIELD SERVICES/EQUIPMENT (1.9%)
11,000	Arena Resources, Inc. *	350,350
25,000	AZZ, Inc. *	860,250
20,000	Bristow Group, Inc. *	592,600
10,500	Core Laboratories N.V.	915,075
11,600	Exterran Holdings, Inc. *	186,064
44,000	FMC Technologies, Inc. *	1,653,520
8,000	Superior Energy Services, Inc. *	138,160
32,000	Weatherford International Ltd. *	625,920
18,000	Willbros Group, Inc. *	225,180
		5,547,119

	PACKAGING & CONTAINER (1.3%)
30,700	AptarGroup, Inc.	1,036,739
7,000	Ball Corp.	316,120
34,000	CLARCOR, Inc.	992,460
26,000	Crown Holdings, Inc. *	627,640
18,500	Greif, Inc. Class A	818,070
		3,791,029

	PAPER & FOREST PRODUCTS (0.1)%
27,000	Votorantim Celulose e Papel S.A. ADR *	289,170

 See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2009

Shares		Value

	PETROLEUM - INTEGRATED (1.2%)
14,000	BASF AG ADR	$556,500
64,000	Petroleo Brasileiro S.A. ADR	2,622,720
32,000	Tesoro Corp.	407,360
		3,586,580

	PETROLEUM - PRODUCING (2.1%)
8,600	CNOOC Ltd. ADR	1,058,058
22,200	Forest Oil Corp. *	331,224
30,000	Quicksilver Resources, Inc. *	278,700
61,000	Range Resources Corp.	2,526,010
77,500	Tenaris S.A. ADR	2,095,600
		6,289,592

	PHARMACY SERVICES (1.7%)
28,000	CVS Caremark Corp.	892,360
40,000	Express Scripts, Inc. *	2,750,000
30,000	Medco Health Solutions, Inc. *	1,368,300
		5,010,660

	POWER (0.2%)
44,000	Covanta Holding Corp. *	746,240

	PRECISION INSTRUMENT (1.5%)
8,400	Mettler-Toledo International, Inc. *	648,060
68,680	Siliconware Precision Industries Co. ADR	425,816
38,000	Thermo Fisher Scientific, Inc. *	1,549,260
9,400	Triumph Group, Inc.	376,000
19,000	Waters Corp. *	977,930
24,000	Woodward Governor Co.	475,200
		4,452,266

	PUBLISHING (0.2%)
14,000	VistaPrint Ltd. *	597,100

	R.E.I.T. (0.6%)
9,490	AvalonBay Communities, Inc.	530,871
16,000	BRE Properties, Inc.	380,160
9,400	Essex Property Trust, Inc.	584,962
16,000	Taubman Centers, Inc.	429,760
		1,925,753

	RAILROAD (1.3%)
13,500	Burlington Northern Santa Fe Corp.	992,790

Shares		Value

22,900	Canadian National Railway Co.	$983,784
19,000	Canadian Pacific Railway Ltd.	756,200
21,000	Kansas City Southern *	338,310
20,000	Norfolk Southern Corp.	753,400
		3,824,484

	RECREATION (0.3%)
27,000	Marvel Entertainment, Inc. *	960,930

	RESTAURANT (1.3%)
27,000	Darden Restaurants, Inc.	890,460
20,000	McDonald’s Corp.	1,149,800
65,000	Sonic Corp. *	651,950
34,000	Yum! Brands, Inc.	1,133,560
		3,825,770

	RETAIL - AUTOMOTIVE (1.0%)
8,400	AutoZone, Inc. *	1,269,324
27,000	Copart, Inc. *	936,090
18,000	O’Reilly Automotive, Inc. *	685,440
		2,890,854

	RETAIL - SPECIAL LINES (1.6%)
33,500	Aeropostale, Inc. *	1,148,045
34,500	Buckle, Inc. (The)	1,096,065
44,000	GameStop Corp. Class A *	968,440
48,700	Rush Enterprises, Inc. Class A *	567,355
34,300	TJX Companies, Inc. (The)	1,079,078
		4,858,983

	SECURITIES BROKERAGE (0.9%)
6,200	Goldman Sachs Group, Inc. (The)	914,128
6,300	IntercontinentalExchange, Inc. *	719,712
33,000	Raymond James Financial, Inc.	567,930
12,000	Stifel Financial Corp. *	577,080
		2,778,850

	STEEL - GENERAL (0.1%)
16,000	Cliffs Natural Resources, Inc.	391,520

	TELECOMMUNICATION SERVICES (2.4%)
35,750	American Tower Corp. Class A *	1,127,197
50,877	Crown Castle International Corp. *	1,222,066

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

16,000	Equinix, Inc. *	$1,163,840
20,000	Mobile TeleSystems ADR	738,600
20,000	Neutral Tandem, Inc. *	590,400
19,500	Philippine Long Distance Telephone Co. ADR	969,540
52,300	TW Telecom, Inc. *	537,121
73,500	Vimpel-Communications ADR *	865,095
		7,213,859

	TELECOMMUNICATIONS EQUIPMENT (0.6%)
22,700	Anixter International, Inc. *	853,293
34,000	CommScope, Inc. *	892,840
		1,746,133

	THRIFT (0.6%)
89,768	Hudson City Bancorp, Inc.	1,193,017
47,250	People’s United Financial, Inc.	710,640
		1,903,657

	TIRE & RUBBER (0.1%)
12,400	Carlisle Companies, Inc.	298,096

	TOBACCO (0.5%)
17,000	British American Tobacco PLC ADR	948,600
16,000	Philip Morris International, Inc.	697,920
		1,646,520

	TOILETRIES & COSMETICS (0.5%)
14,000	Chattem, Inc. *	953,400
20,800	Luxottica Group S.p.A. ADR *	432,224
		1,385,624

	TRUCKING (0.9%)
33,000	Hunt (J.B.) Transport Services, Inc.	1,007,490
46,000	Landstar System, Inc.	1,651,860
		2,659,350

	WATER UTILITY (0.3%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	827,724

Shares		Value

	WIRELESS NETWORKING (0.6%)
4,000	Applied Signal Technology, Inc.	$102,040
11,300	Itron, Inc. *	622,291
43,000	SBA Communications Corp. Class A *	1,055,220
		1,779,551

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (91.8%) (Cost $252,046,600)	274,388,106

Principal Amount		Value
SHORT-TERM INVESTMENTS (7.1%)

	U.S. GOVERNMENT AGENCY OBLIGATIONS (7.1%)
$12,000,000	Fannie Mae Discount Notes, 0.07%, 8/3/09 (1)	$11,998,900
4,000,000	Federal Home Loan Bank Discount Notes, 0.08%, 7/22/09 (1)	3,999,767
5,300,000	Tennessee Valley Authority Discount Note, 0.22%, 9/17/09 (1)	5,298,622

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,297,289)	21,297,289

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		3,283,072

NET ASSETS (100%)		$298,968,467

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($298,968,467 ÷ 16,457,849 shares outstanding)		$18.17

*	Non-income producing.
(1)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities at June 30, 2009 (unaudited)

Assets:
Investment securities, at value (Cost - $252,046,600)	$274,388,106
Short-term investments (Cost - $21,297,289)	21,297,289
Cash	24,176
Receivable for securities sold	3,386,145
Dividends receivable	496,777
Receivable for capital shares sold	152,931
Prepaid expenses	22,520
Total Assets	299,767,944

Liabilities:
Payable for capital shares repurchased	489,791
Accrued expenses:
Advisory fee	187,217
Service and distribution plan fees	62,406
Directors’ fees and expenses	14,661
Other	45,402
Total Liabilities	799,477

Net Assets	$298,968,467

Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 16,457,849 shares)	$16,457,849
Additional paid-in capital	281,042,999
Undistributed net investment income	571,372
Accumulated net realized loss on investments and foreign currency	(21,445,162)
Net unrealized appreciation of investments and foreign currency translations	22,341,409
Net Assets	$298,968,467

Net Asset Value, Offering and Redemption Price per Outstanding Share ($298,968,467 ÷ 16,457,849 shares outstanding)	$18.17

Statement of Operations for the Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $78,539)	$2,216,345
Interest (net of foreign withholding tax of $0)	6,233
Total Income	2,222,578

Expenses:
Advisory fee	1,076,841
Service and distribution plan fees	358,947
Auditing and legal fees	108,309
Transfer agent fees	74,032
Printing and postage	71,536
Custodian fees	27,620
Directors’ fees and expenses	20,628
Registration and filing fees	20,300
Insurance	18,570
Other	7,985

Total Expenses Before Custody Credits	1,784,768
Less: Custody Credits	(32)
Net Expenses	1,784,736

Net Investment Income	437,842

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(16,614,460)
Change in Net Unrealized Appreciation/(Depreciation)	38,648,127
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	22,033,667
Net Increase in Net Assets from Operations	$22,471,509

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2009 (unaudited) and for the Year Ended December 31, 2008

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Operations:
Net investment income	$437,842	$139,829
Net realized loss on investments and foreign currency	(16,614,460)	(4,820,592)
Change in net unrealized appreciation/(depreciation)	38,648,127	(221,191,837)
Net increase/(decrease) in net assets from operations	22,471,509	(225,872,600)
Distributions to Shareholders:
Net realized gain from investment transactions	—	(15,319,824)
Capital Share Transactions:
Proceeds from sale of shares	16,376,533	87,156,337
Proceeds from reinvestment of distributions to shareholders	—	14,812,865
Cost of shares repurchased	(52,470,603)	(118,670,150)
Net decrease in net assets from capital share transactions	(36,094,070)	(16,700,948)
Total Decrease in Net Assets	(13,622,561)	(257,893,372)
Net Assets:
Beginning of period	312,591,028	570,484,400
End of period	$298,968,467	$312,591,028
Undistributed net investment income, at end of period	$571,372	$133,530

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Premier Growth Fund, Inc., (the “Fund”) (formally known as the Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 — quoted prices in active markets for identical investments

Value Line Premier Growth Fund, Inc.

June 30, 2009

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2
Common Stocks
Aerospace/Defense	$9,463,114	$—
Air Transport	1,064,655	—
Apparel	2,905,180	—
Auto & Truck	610,400	—
Auto Parts	2,950,096	—
Bank	1,623,550	—
Bank - Canadian	2,770,813	—
Bank - Foreign	5,003,155	—
Bank - Midwest	1,599,631	—
Beverage - Alcoholic	846,600	—
Beverage - Soft Drink	3,445,446	—
Biotechnology	1,640,744	—
Building Materials	1,820,912	—
Cable TV	1,195,630	—
Canadian Energy	2,095,510	—
Chemical - Basic	2,543,290	—
Chemical - Diversified	2,951,530	—
Chemical - Specialty	8,901,656	—
Computer & Peripherals	1,714,904	—
Computer Software & Services	6,376,472	—
Diversified Companies	7,884,004	—
Drug	12,130,594	—
E-Commerce	3,330,580	—
Educational Services	4,180,767	—
Electrical Equipment	4,121,618	—
Electrical Utility - Central	2,460,474	—
Electrical Utility - East	2,283,190	—
Electrical Utility - West	1,202,705	—
Electronics	2,273,904	—
Entertainment	297,319	—

Description	Level 1	Level 2
Common Stocks (continued)
Entertainment Technology	$1,065,620	$—
Environmental	3,262,571	—
Financial Services - Diversified	10,158,978	—
Food Processing	3,201,300	—
Food Wholesalers	1,773,600	—
Foreign Electronics	683,130	—
Foreign Telecommunications	1,829,331	—
Grocery	749,760	—
Health Care Information Systems	1,173,830	—
Home Appliances	986,700	—
Hotel/Gaming	3,100,170	—
Household Products	2,225,002	—
Human Resources	949,509	—
Industrial Services	11,502,481	—
Information Services	4,356,852	—
Insurance - Life	1,835,272	—
Insurance - Property & Casualty	2,174,872	—
Internet	4,253,140	—
Machinery	12,376,267	—
Maritime	1,080,860	—
Medical Services	2,594,788	—
Medical Supplies	19,139,854	—
Metals & Mining Diversified	628,740	—
Metals Fabricating	735,800	—
Natural Gas - Distribution	3,313,224	—
Natural Gas - Diversified	6,320,598	—
Oilfield Services/Equipment	5,547,119	—
Packaging & Container	3,791,029	—
Paper & Forest Products	289,170	—
Petroleum - Integrated	3,586,580	—
Petroleum - Producing	6,289,592	—
Pharmacy Services	5,010,660	—
Power	746,240	—
Precision Instrument	4,452,266	—
Publishing	597,100	—
R.E.I.T.	1,925,753	—
Railroad	3,824,484	—
Recreation	960,930	—
Restaurant	3,825,770	—
Retail - Automotive	2,890,854	—

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

Description	Level 1	Level 2
Common Stocks (continued)
Retail - Special Lines	$4,858,983	$—
Securities Brokerage	2,778,850	—
Steel - General	391,520	—
Telecommunication Services	7,213,859	—
Telecommunications Equipment	1,746,133	—
Thrift	1,903,657	—
Tire & Rubber	298,096	—
Tobacco	1,646,520	—
Toiletries & Cosmetics	1,385,624	—
Trucking	2,659,350	—
Water Utility	827,724	—
Wireless Networking	1,779,551	—
Total Common Stocks	274,388,106	—
Short-Term Investments U.S. Government Agency Obligations	—	21,297,289
Total Short-Term Investments	—	21,297,289
Total	$274,388,106	$21,297,289

For the six months ended June 30, 2009, there were no Level 3 investments.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at June 30, 2009.

(D) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

Value Line Premier Growth Fund, Inc.

June 30, 2009

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events: In accordance with the provision set forth in the FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 28th, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

2.	Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	1,010,807	3,439,750
Shares issued to shareholders in reinvestment of dividends and distributions	—	938,090
Shares repurchased	(3,280,843)	(5,069,355)
Net increase/(decrease)	(2,270,036)	(691,515)
Distributions per share from net realized gains	$—	$0.8513

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2009
Purchases:
Investment Securities	$9,912,123
Sales:
Investment Securities	$61,606,294

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

4.	Income Taxes

At June 30, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$273,343,889
Gross tax unrealized appreciation	$62,356,720
Gross tax unrealized depreciation	$(40,015,215)
Net tax unrealized appreciation on investments	$22,341,505

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,076,841 was paid or payable to EULAV Asset Management LLC (the “Adviser”), for the six months ended June 30, 2009. This was computed at the rate of ¾ of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by EULAV Securities, Inc. (the “Distributor”), formerly Value Line Securities, Inc. prior to May 5, 2009, a wholly-owned subsidiary of Value Line for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2009, fees amounting to $358,947 were paid or payable under the Plan.

For the six months ended June 30, 2009, the Fund’s expenses were reduced by $32 under a custody credit agreement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund.

The Advisor and/or affiliated companies and the Value Line Profit Sharing and Savings Plan owned 79,816 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at June 30, 2009. In addition, officers and director of the Fund as a group owned 266 shares, representing less than 1% of the outstanding shares.

Value Line Premier Growth Fund, Inc.

June 30, 2009

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of the Distributor. Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether the Distributor’s brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes that the SEC has completed the fact finding phase of its investigation and Value Line has held discussions with the staff of the SEC in an effort to settle the foregoing investigation. There can be no assurance that Value Line and the SEC will be able to reach a mutually agreeable settlement. Although management of Value Line cannot estimate an amount or range of reasonably possible loss that the investigation may have on Value Line’s financial statements, in light of settlement discussions to date, Value Line has concluded it is reasonably possible that any settlement may have a material negative effect on its financial statements. Value Line has indicated that it has substantial liquid assets from which it could pay a settlement of the SEC investigation if a mutually satisfactory settlement can be reached. Value Line has informed the Funds of its belief that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a material adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Trust.

Value Line Premier Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2009 (Unaudited)
			Years Ended December 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$16.69		$29.38	$26.61	$25.60	$24.23	$20.84

Income from investment operations:
Net investment income/(loss)	0.03		0.01	0.02	(0.01)	(0.01)	(0.06)
Net gains or (losses) on securities (both realized and unrealized)	1.45		(11.85)	4.80	2.75	2.80	3.89
Total from investment operations	1.48		(11.84)	4.82	2.74	2.79	3.83

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	—	—
Distributions from net realized gains	—		(0.85)	(2.02)	(1.73)	(1.42)	(0.44)
Total distributions	—		(0.85)	(2.05)	(1.73)	(1.42)	(0.44)
Net asset value, end of period	$18.17		$16.69	$29.38	$26.61	$25.60	$24.23

Total return	8.87	%(2)	(40.13)%	18.30%	10.68%	11.49%	18.42%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$298,968		$312,591	$570,484	$489,786	$441,114	$384,030
Ratio of expenses to average net assets(1)	1.24	%(3)	1.16%	1.11%	1.18%	1.13%	1.15%
Ratio of net investment income/(loss) to average net assets	0.31	%(3)	0.03%	0.06%	(0.06)%	(0.06)%	(0.31)%
Portfolio turnover rate	4	%(2)	18%	29%	38%	44%	54%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits, would have been unchanged for the years shown.

(2)	Not annualized.

(3)	Annualized.

Value Line Premier Growth Fund, Inc.

Factors considered by the board in approving the investment advisory agreement for value line premier growth fund, inc.

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Premier Growth Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC1 (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional mid-cap growth funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 17 other retail front-end load and no-load mid-cap growth funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load mid-cap growth funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the Adviser’s financial results and condition, including the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to an investigation by the Securities and Exchange Commission in the matter of Value Line Securities, Inc.2, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), and a representation by Value Line, Inc. that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line, Inc. to EULAV Asset Management, LLC, and EULAV Asset Management, LLC replaced Value Line, Inc. as the Fund’s investment adviser. For periods prior to June 30, 2008, the term “Adviser” refers to Value Line, Inc.

2 On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

Value Line Premier Growth Fund, Inc.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2008.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. Although the Fund’s management fee rate for the most recent fiscal year was higher than that of the Expense Group average, it was slightly lower than the Expense Universe average.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Fund’s total expense ratio was less than that of both the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Value Line Premier Growth Fund, Inc.

Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the Adviser’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies comparable to the Fund. The Adviser informed the Board that it manages three general equity non-mutual fund asset management accounts. The Board noted that the Fund’s management fee rate was below that charged to the non-mutual fund asset management accounts.

Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable. Further, the Board concluded that the Fund’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

Value Line Premier Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 63	Director	Since 2008	Mutual Fund Marketing Director of EULAV Securities, Inc. (the “Distributor”), formerly Value Line Securities, Inc.	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994) Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 70	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 60	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

Value Line Premier Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 55	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005-2007; Managing Director, Weiss, Peck and Greer, 1995-2005.	None
Officers
Mitchell E. Appel Age 39	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Secretary of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Premier Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2009